Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009
Segment Information
Number of global business segment	3
Revenues, costs of revenues and gross margins
Net revenues	$ 482,829	$ 402,617	$ 358,567
Costs of revenues	215,348	168,410	158,292
Gross margin (as a percent)	55.00%	58.00%	56.00%
Advertising
Revenues, costs of revenues and gross margins
Net revenues	368,805	290,814	227,895
Costs of revenues	157,458	116,295	99,835
Gross margin (as a percent)	57.00%	60.00%	56.00%
MVAS
Revenues, costs of revenues and gross margins
Net revenues	83,457	86,183	119,341
Costs of revenues	53,235	49,612	56,851
Gross margin (as a percent)	36.00%	42.00%	52.00%
Other
Revenues, costs of revenues and gross margins
Net revenues	30,567	25,620	11,331
Costs of revenues	$ 4,655	$ 2,503	$ 1,606
Gross margin (as a percent)	85.00%	90.00%	86.00%